UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2017

Date of reporting period: October 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.5%
FFCB (A)
0.527%, 11/01/2016	$10,527	$10,527
0.557%, 11/03/2016	1,705	1,705
0.568%, 11/05/2016	19,210	19,208
0.558%, 11/05/2016	17,510	17,508
0.632%, 11/06/2016	69,315	69,311
0.622%, 11/06/2016	490	490
0.537%, 11/06/2016	5,821	5,821
0.560%, 11/08/2016	3,420	3,420
0.520%, 11/09/2016	12,335	12,335
0.590%, 11/10/2016	30,000	29,998
0.561%, 11/13/2016	44,545	44,551
0.556%, 11/13/2016	175	175
0.555%, 11/16/2016	6,515	6,514
0.585%, 11/17/2016	2,370	2,370
0.571%, 11/20/2016	14,585	14,585
0.556%, 11/20/2016	11,337	11,339
0.496%, 11/20/2016	6,895	6,895
0.529%, 11/23/2016	5,900	5,900
0.569%, 11/24/2016	8,455	8,457
0.564%, 11/24/2016	1,900	1,900
0.564%, 11/25/2016	13,989	13,993
0.564%, 11/26/2016	660	660
0.605%, 11/28/2016	50,000	49,995
0.564%, 11/29/2016	27,645	27,644
0.554%, 11/29/2016	6,000	6,000
FFCB DN (B)
0.381%, 12/15/2016	36,325	36,308
0.441%, 01/23/2017	7,060	7,053
0.517%, 03/31/2017	24,000	23,948
0.583%, 06/23/2017	5,945	5,923
0.603%, 07/11/2017	1,925	1,917
FHLB
0.668%, 11/05/2016 (A)	47,500	47,500
0.582%, 11/06/2016 (A)	73,855	73,855
0.532%, 11/06/2016 (A)	50,000	50,000
0.581%, 11/07/2016 (A)	80,000	80,000
0.485%, 11/09/2016 (A)	7,915	7,915
0.590%, 11/14/2016 (A)	14,455	14,455
0.545%, 11/14/2016 (A)	36,000	35,997
0.505%, 11/14/2016 (A)	12,980	12,980
0.526%, 11/20/2016 (A)	8,630	8,630
0.540%, 11/21/2016 (A)	7,485	7,484
0.515%, 11/21/2016 (A)	11,000	11,000
0.505%, 11/21/2016 (A)	42,500	42,500
0.574%, 11/22/2016 (A)	50,000	50,000
0.579%, 11/24/2016 (A)	43,365	43,365
0.585%, 11/25/2016 (A)	91,235	91,235
0.534%, 11/25/2016 (A)	9,755	9,755
0.344%, 11/30/2016	48,185	48,172
0.602%, 12/01/2016 (A)	49,630	49,630
0.354%, 12/02/2016 (A)	44,515	44,515

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.765%, 12/13/2016 (A)	$23,145	$23,145
0.715%, 12/15/2016 (A)	22,010	22,010
0.799%, 12/18/2016 (A)	35,000	35,000
0.837%, 01/08/2017 (A)	40,000	40,000
0.819%, 01/26/2017 (A)	80,000	79,995
0.799%, 01/26/2017 (A)	12,325	12,325
0.806%, 01/27/2017 (A)	25,000	24,998
0.570%, 05/04/2017	28,585	28,583
FHLB DN (B)
0.255%, 11/01/2016	75,280	75,280
0.449%, 11/14/2016	4,325	4,324
0.340%, 11/16/2016	100,000	99,986
0.467%, 11/18/2016	115,505	115,480
0.401%, 11/25/2016	72,015	71,996
0.511%, 12/07/2016	40,000	39,980
0.280%, 12/13/2016	88,940	88,911
0.337%, 12/16/2016	61,015	60,989
0.499%, 12/21/2016	11,505	11,497
0.325%, 12/23/2016	41,405	41,386
0.325%, 12/29/2016	50,000	49,974
0.340%, 01/04/2017	123,290	123,215
0.344%, 01/06/2017	81,480	81,429
0.394%, 01/11/2017	111,660	111,573
0.390%, 01/13/2017	107,520	107,435
0.350%, 01/17/2017	37,600	37,572
0.425%, 01/20/2017	242,820	242,591
0.443%, 01/25/2017	266,195	265,917
0.426%, 01/27/2017	155,160	155,001
0.451%, 02/01/2017	32,645	32,607
0.451%, 02/02/2017	31,380	31,344
0.471%, 02/10/2017	93,985	93,861
0.479%, 02/15/2017	38,075	38,021
0.481%, 02/17/2017	81,140	81,023
0.484%, 02/24/2017	50,000	49,923
0.485%, 03/01/2017	40,980	40,914
0.511%, 03/17/2017	80,000	79,846
0.501%, 04/12/2017	41,735	41,641
0.479%, 04/17/2017	11,000	10,976
0.552%, 05/01/2017	43,000	42,881
FHLMC
0.536%, 11/13/2016 (A)	12,000	12,000
0.500%, 01/27/2017	38,455	38,459
0.875%, 02/22/2017	7,280	7,289
FHLMC DN (B)
0.431%, 11/03/2016	50,000	49,999
0.250%, 11/28/2016	50,000	49,990
0.270%, 11/30/2016	50,000	49,989
0.451%, 12/16/2016	20,000	19,989
0.401%, 01/04/2017	12,590	12,581
0.411%, 01/17/2017	30,000	29,974
0.438%, 01/18/2017	15,745	15,730
0.501%, 05/15/2017	80,000	79,783

SEI Daily Income Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FHLMC MTN (A)
0.531%, 11/20/2016	$12,560	$12,558
0.842%, 01/08/2017	22,855	22,855
0.844%, 01/12/2017	36,215	36,215
FNMA
0.549%, 11/26/2016 (A)	20,093	20,092
0.807%, 12/20/2016 (A)	48,845	48,849
5.000%, 02/13/2017	15,420	15,616
FNMA DN (B)
0.260%, 11/09/2016	21,724	21,723
0.235%, 11/14/2016	44,200	44,196
0.350%, 12/16/2016	111,235	111,186
0.528%, 01/05/2017	120,485	120,370
0.401%, 01/17/2017	101,455	101,368
0.441%, 02/14/2017	35,380	35,335
0.634%, 06/01/2017	8,710	8,678

Total U.S. Government Agency Obligations (Cost $4,733,891) ($ Thousands)		4,733,891

U.S. TREASURY OBLIGATIONS — 2.9%
U.S. Treasury Bill (B)
0.240%, 11/25/2016	75,000	74,988
0.411%, 01/19/2017	75,000	74,933
U.S. Treasury Note
2.750%, 11/30/2016	26,385	26,434
4.625%, 02/15/2017	14,030	14,199
0.875%, 10/15/2017	30,000	30,039

Total U.S. Treasury Obligations (Cost $220,593) ($ Thousands)		220,593

REPURCHASE AGREEMENTS (C) — 35.9%
Bank of Montreal 0.300%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $200,001,667 (collateralized by various U.S. Treasury obligations, par values ranging from $100 - $76,480,400, 0.000% - 3.625%, 01/05/17 - 05/15/40; with total market value $204,000,091)	200,000	200,000
Bank of Nova Scotia 0.300%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $15,000,125 (collateralized by various U.S. Treasury obligations, par values ranging from $18,900 - $15,175,000, 0.875% - 1.250%, 05/31/18 - 10/31/18; with total market value $15,300,060)	15,000	15,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) (continued)
Citigroup Markets 0.340%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $132,001,247 (collateralized by a U.S. Treasury obligation, par value of $131,918,000, 2.000%, 08/15/25; with total market value $134,640,099)	$132,000	$132,000
Citigroup Markets 0.320%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $94,000,836 (collateralized by various U.S. Treasury obligations, par values ranging from $100 - $35,745,200, 0.125% - 2.625%, 11/30/16 -11/15/20; with total market value $95,880,086)	94,000	94,000
Credit Agricole 0.340%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $150,001,417 (collateralized by various FFCB, FHLB, FMAC, FNMA, GNMA and U.S. Treasury obligations, par values ranging from $1,645,000 - $26,161,480, 0.000% - 5.500%, 05/23/19 - 11/01/46; with total market value $153,884,213)	150,000	150,000
Goldman Sachs 0.250%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $69,000,479 (collateralized by various U.S. Treasury obligations, par values ranging from $3,375,000 - $64,449,300, 1.625% - 7.125%, 07/31/19 - 02/15/23; with total market value $70,380,085)	69,000	69,000
Goldman Sachs 0.310%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $300,002,583 (collateralized by various FFCB, FHLB, FMAC, and FNMA obligations, par values ranging from $225,000 - $31,815,000, 0.000% - 5.500%, 01/27/17 - 01/20/44; with total market value $306,000,304)	300,000	300,000
JPMorgan 0.310%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $150,001,292 (collateralized by a U.S. Treasury obligation, par value of $148,590,000, 1.875%, 05/31/22; with total market value $153,002,669)	150,000	150,000

2	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) (continued)
Merrill Lynch 0.340%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $150,001,417 (collateralized by various FNMA obligations, par values ranging from $21,435,636 - $105,593,073, 3.000% - 4.500%, 11/01/42 - 10/01/46; with total market value $154,500,000)	$150,000	$150,000
Mitsubishi Securities 0.290%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $480,003,867 (collateralized by various U.S. Treasury obligations, par values ranging from $300 - $213,905,700, 0.000% - 8.875%, 03/31/17 - 02/15/46; with total market value $489,600,055)	480,000	480,000
Mizuho Securities 0.350%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $250,002,431 (collateralized by various U.S. Treasury obligations, par values ranging from $291,800 - $134,036,900, 0.000% - 1.000%, 11/03/16 - 10/15/19; with total market value $255,000,083)	250,000	250,000
RBC Markets 0.320%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $105,000,933 (collateralized by various FMAC, FNMA, and GNMA obligations, par values ranging from $4,172 - $52,023,631, 2.000% - 9.000%, 04/01/17 - 10/01/46; with total market value $109,028,851)	105,000	105,000
RBC Markets 0.290%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $150,001,208 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000 - $49,998,000, 0.000% - 6.750%, 04/15/17 - 11/15/26; with total market value $153,000,052)	150,000	150,000
TD Securities 0.300%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $305,002,542 (collateralized by various U.S. Treasury obligations, par values ranging from $849,400 - $90,039,500, 0.625% - 3.125%, 12/15/16 - 02/15/46; with total market value $311,100,074)	305,000	305,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) (continued)
TD Securities 0.320%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $215,001,911 (collateralized by various GNMA obligations and the International Bank for Reconstruction and Development, par values ranging from $52,000 - $300,000,000, 0.800% - 4.500%, 10/13/17 - 05/20/45; with total market value $219,300,000)	$215,000	$215,000

Total Repurchase Agreements (Cost $2,765,000) ($ Thousands)		2,765,000

Total Investments — 100.3% (Cost $7,719,484) ($ Thousands) @		$7,719,484

Percentages are based on a Net Assets of $7,697,076 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

@	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 62.7%
FFCB
0.527%, 11/01/2016 (A)	$5,855	$5,855
0.567%, 11/02/2016 (A)	133	133
0.557%, 11/03/2016 (A)	5,280	5,280
0.568%, 11/05/2016 (A)	19,165	19,163
0.558%, 11/05/2016 (A)	6,250	6,250
0.622%, 11/06/2016 (A)	285	285
0.537%, 11/06/2016 (A)	3,904	3,904
0.565%, 11/08/2016 (A)	380	379
0.560%, 11/08/2016 (A)	2,080	2,080
0.520%, 11/09/2016 (A)	7,665	7,665
0.590%, 11/10/2016 (A)	10,000	9,999
0.561%, 11/13/2016 (A)	23,750	23,756
0.541%, 11/13/2016 (A)	2,550	2,548
0.545%, 11/14/2016 (A)	2,132	2,132
0.555%, 11/16/2016 (A)	3,228	3,228
0.585%, 11/17/2016 (A)	1,360	1,360
0.571%, 11/20/2016 (A)	5,455	5,455
0.556%, 11/20/2016 (A)	6,968	6,969
0.496%, 11/20/2016 (A)	4,360	4,360
0.529%, 11/23/2016 (A)	4,100	4,100
0.569%, 11/24/2016 (A)	5,170	5,171
0.564%, 11/25/2016 (A)	9,011	9,014
0.564%, 11/26/2016 (A)	1,285	1,285
0.591%, 11/27/2016 (A)	3,030	3,030
0.574%, 11/29/2016 (A)	50	50
0.564%, 11/29/2016 (A)	9,955	9,954
0.590%, 02/06/2017	10,000	10,003
FFCB DN (B)
0.391%, 11/08/2016	6,480	6,480
0.441%, 11/16/2016	5,220	5,219
0.371%, 12/05/2016	25,000	24,991
0.330%, 12/12/2016	15,000	14,994
0.381%, 12/15/2016	13,060	13,054
0.461%, 12/16/2016	3,015	3,013
0.441%, 01/10/2017	18,915	18,899
0.602%, 01/20/2017	9,225	9,213
0.441%, 01/23/2017	2,495	2,492
0.542%, 01/24/2017	10,000	9,987
0.418%, 01/26/2017	7,370	7,363
0.451%, 01/27/2017	9,815	9,804
0.542%, 02/10/2017	9,190	9,176
0.502%, 02/17/2017	2,510	2,506
0.542%, 02/21/2017	20,000	19,966
0.542%, 03/07/2017	3,915	3,908
0.502%, 03/16/2017	14,360	14,333
0.532%, 03/23/2017	7,417	7,402
0.593%, 03/30/2017	7,905	7,886
0.517%, 03/31/2017	20,000	19,957
0.603%, 07/11/2017	465	463
FHLB
0.668%, 11/05/2016 (A)	5,000	5,000

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
0.581%, 11/07/2016 (A)	$45,000	$45,000
0.485%, 11/09/2016 (A)	5,140	5,140
0.590%, 11/14/2016 (A)	5,375	5,375
0.505%, 11/14/2016 (A)	7,265	7,265
0.510%, 11/15/2016 (A)	17,745	17,744
0.526%, 11/20/2016 (A)	3,500	3,500
0.540%, 11/21/2016 (A)	1,315	1,315
0.515%, 11/21/2016 (A)	6,000	6,000
0.579%, 11/24/2016 (A)	16,120	16,120
0.585%, 11/25/2016 (A)	10,030	10,030
0.534%, 11/25/2016 (A)	5,245	5,245
0.344%, 11/30/2016	10,365	10,362
0.354%, 12/02/2016 (A)	9,495	9,495
0.715%, 12/15/2016 (A)	15,090	15,090
0.799%, 12/18/2016 (A)	5,000	5,000
0.819%, 01/26/2017 (A)	20,000	19,999
0.799%, 01/26/2017 (A)	7,360	7,360
0.806%, 01/27/2017 (A)	21,140	21,139
0.700%, 02/24/2017	10,000	10,006
0.570%, 05/04/2017	6,890	6,890
FHLB DN (B)
0.255%, 11/01/2016	16,390	16,390
0.340%, 11/16/2016	20,000	19,997
0.342%, 11/18/2016	42,530	42,523
0.401%, 11/25/2016	14,735	14,731
0.280%, 12/13/2016	18,910	18,904
0.340%, 12/16/2016	13,450	13,444
0.275%, 12/21/2016	30,000	29,989
0.325%, 12/23/2016	8,595	8,591
0.325%, 12/29/2016	10,000	9,995
0.342%, 01/04/2017	44,210	44,183
0.347%, 01/06/2017	32,230	32,210
0.402%, 01/11/2017	30,065	30,041
0.350%, 01/17/2017	8,075	8,069
0.353%, 01/20/2017	43,545	43,511
0.410%, 01/25/2017	40,020	39,981
0.401%, 01/27/2017	59,370	59,313
0.451%, 02/01/2017	6,675	6,667
0.451%, 02/02/2017	6,420	6,413
0.471%, 02/10/2017	17,275	17,252
0.479%, 02/15/2017	9,030	9,017
0.501%, 04/12/2017	9,430	9,409
0.552%, 05/01/2017	10,000	9,972

Total U.S. Government Agency Obligations (Cost $1,088,191) ($ Thousands)		1,088,191

U.S. TREASURY OBLIGATIONS — 36.1%
U.S. Treasury Bill (B)
0.232%, 11/03/2016	483,000	482,994
0.254%, 11/10/2016	102,645	102,638

SEI Daily Income Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note
0.508%, 11/01/2016 (A)	$14,000	$14,008
2.750%, 11/30/2016	9,490	9,508
1.000%, 03/31/2017	11,900	11,924
0.875%, 10/15/2017	6,760	6,769

Total U.S. Treasury Obligations (Cost $627,841) ($ Thousands)		627,841

Total Investments — 98.8% (Cost $1,716,032) ($ Thousands) @		$1,716,032

Percentages are based on a Net Assets of $1,736,495 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

@	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2016, there were no Level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Treasury Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 50.9%
U.S. Treasury Bill (A)
0.481%, 11/25/2016	$5,000	$4,998
0.387%, 01/05/2017	2,000	1,999
0.394%, 01/12/2017	4,000	3,997
0.422%, 01/19/2017	3,000	2,997
0.379%, 01/26/2017	11,000	10,990
0.541%, 03/16/2017	1,500	1,497
0.496%, 03/23/2017	2,370	2,365
0.496%, 04/13/2017	1,000	998
0.471%, 04/20/2017	3,000	2,993
0.678%, 10/12/2017	1,420	1,411
U.S. Treasury Note
0.577%, 11/01/2016 (B)	1,000	1,000
0.510%, 11/01/2016 (B)	1,300	1,300
0.440%, 11/01/2016 (B)	8,500	8,499
0.424%, 11/01/2016 (B)	2,520	2,520
0.127%, 11/01/2016 (B)	5,520	5,519
0.750%, 01/15/2017	1,075	1,076
0.625%, 02/15/2017	2,160	2,161
0.750%, 03/15/2017	905	906
1.000%, 03/31/2017	880	882
0.500%, 03/31/2017	2,160	2,160
0.625%, 05/31/2017	2,000	2,000
2.500%, 06/30/2017	350	354
0.750%, 06/30/2017	350	350
0.625%, 06/30/2017	330	330
0.625%, 08/31/2017	690	690
0.875%, 10/15/2017	520	521

Total U.S. Treasury Obligations (Cost $64,513) ($ Thousands)		64,513

REPURCHASE AGREEMENTS (C) — 38.7%
Bank of Montreal 0.300%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $5,000,042 (collateralized by various U.S. Treasury obligations, par values ranging from $300 - $5,849,000, 0.000% - 3.250%, 01/05/17 - 02/15/40; with total market value $5,100,064)	5,000	5,000
Bank of Nova Scotia 0.300%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $5,000,042 (collateralized by various U.S. Treasury obligations, par values ranging from $3,600 - $4,160,200, 0.875% - 2.250%, 05/31/18 - 07/31/21; with total market value $5,100,075)	5,000	5,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS (C) (continued)
Citigroup Markets 0.320%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $5,000,044 (collateralized by a U.S. Treasury obligation, par value of $5,095,200, 0.750%, 02/28/18; with total market value $5,100,050)	$5,000	$5,000
Credit Agricole 0.320%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $6,000,053 (collateralized by a U.S. Treasury obligation, par value of $4,881,300, 3.875%, 08/15/40; with total market value $6,120,018)	6,000	6,000
Goldman Sachs 0.250%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $3,000,021 (collateralized by a U.S. Treasury obligation, par value of $2,212,000, 5.500%, 08/15/28; with total market value $3,060,044)	3,000	3,000
JPMorgan 0.310%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $5,000,043 (collateralized by a U.S. Treasury obligation, par value of $5,130,000, 1.125%, 06/30/21; with total market value $5,103,992)	5,000	5,000
Merrill Lynch 0.320%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $5,000,044 (collateralized by a U.S. Treasury obligation, par value of $5,245,500, 1.500%, 08/15/26; with total market value $5,100,087)	5,000	5,000
Mitsubishi Securities 0.290%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $5,000,040 (collateralized by various U.S. Treasury obligations, par values ranging from $100 - $9,891,600, 0.000% - 8.750%, 05/25/17 - 02/15/46; with total market value $5,100,029)	5,000	5,000
RBC Capital 0.290%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $5,000,040 (collateralized by various U.S. Treasury obligations, par values ranging from $1,100 - $2,259,200, 0.000% - 2.000%, 05/15/17 - 05/15/26; with total market value $5,100,036)	5,000	5,000

SEI Daily Income Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Treasury Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) (continued)
TD Securities 0.300%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $5,000,042 (collateralized by various U.S. Treasury obligations, par values ranging from $27,000 - $3,669,400, 0.000% - 4.500%, 09/14/17 - 08/15/39; with total market value $5,100,097)	$5,000	$5,000

Total Repurchase Agreements (Cost $49,000) ($ Thousands)		49,000

Total Investments — 89.6% (Cost $113,513) ($ Thousands) @		$113,513

Percentages are based on a Net Assets of $126,722 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

@	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 96.3%
U.S. Treasury Bill (A)
0.255%, 11/03/2016	$127,300	$127,298
0.255%, 11/10/2016	20,830	20,829
0.245%, 11/17/2016	50,000	49,995
0.250%, 11/25/2016	73,000	72,988
0.387%, 01/05/2017	10,000	9,993
0.388%, 01/12/2017	18,000	17,986
0.428%, 01/19/2017	29,000	28,973
0.404%, 01/26/2017	35,000	34,966
0.421%, 02/09/2017	8,000	7,991
0.446%, 02/16/2017	17,000	16,977
0.541%, 03/16/2017	5,400	5,389
0.496%, 04/13/2017	7,000	6,984
0.471%, 04/20/2017	7,000	6,984
0.681%, 10/12/2017	4,815	4,784
U.S. Treasury Note
0.612%, 11/01/2016 (B)	2,000	2,000
0.530%, 11/01/2016 (B)	30,000	30,001
0.520%, 11/01/2016 (B)	5,300	5,300
0.508%, 11/01/2016 (B)	5,620	5,615
0.434%, 11/01/2016 (B)	8,780	8,781
0.417%, 11/01/2016 (B)	15,035	15,032
3.250%, 12/31/2016	8,000	8,037
0.875%, 12/31/2016	15,000	15,015
0.750%, 01/15/2017	2,410	2,412
0.875%, 01/31/2017	800	801
0.625%, 02/15/2017	13,140	13,146
0.750%, 03/15/2017	2,465	2,467
1.000%, 03/31/2017	4,880	4,890
0.500%, 03/31/2017	7,840	7,839
0.625%, 05/31/2017	7,000	7,002
2.500%, 06/30/2017	870	880
0.750%, 06/30/2017	870	870
0.625%, 06/30/2017	815	814
0.625%, 08/31/2017	2,405	2,405
0.875%, 10/15/2017	2,215	2,218

Total U.S. Treasury Obligations (Cost $547,662) ($ Thousands)		547,662

Total Investments — 96.3%
(Cost $547,662) ($ Thousands) @		$547,662

Percentages are based on a Net Assets of $568,830 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016. The demand and interest rate reset feature gives this security a shorter effective maturity date.

@	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 52.7%

Consumer Discretionary — 0.9%
AutoZone
1.625%, 04/21/2019	$65	$65
1.300%, 01/13/2017	350	350
NBCUniversal Enterprise
1.565%, 04/15/2018 (A) (B)	575	579
Thomson Reuters
1.650%, 09/29/2017	645	647
Time Warner Cable
5.850%, 05/01/2017	800	818
Whirlpool
1.350%, 03/01/2017	335	335

		2,794

Consumer Staples — 2.9%
Anheuser-Busch InBev Finance
1.900%, 02/01/2019	280	282
1.157%, 11/02/2016 (A)	350	350
CVS Health
1.900%, 07/20/2018	350	353
1.200%, 12/05/2016	340	340
JM Smucker
1.750%, 03/15/2018	135	136
Kroger MTN
1.500%, 09/30/2019	800	796
Molson Coors Brewing
1.450%, 07/15/2019	775	770
Mondelez International
1.277%, 11/01/2016 (A)	450	450
Mondelez International Holdings Netherlands
1.500%, 10/28/2019 (A) (B)	1,570	1,573
PepsiCo
1.250%, 08/13/2017	1,000	1,001
Reynolds American
2.300%, 06/12/2018	645	653
SABMiller Holdings
1.447%, 11/01/2016 (A) (B)	900	900
Walgreens Boots Alliance
1.750%, 11/17/2017	885	889
1.750%, 05/30/2018	895	899

		9,392

Energy — 3.1%
Anadarko Petroleum
6.950%, 06/15/2019	235	262
BP Capital Markets PLC (A)
1.317%, 11/10/2016	750	752
1.242%, 11/13/2016	400	400
ConocoPhillips
1.500%, 05/15/2018	340	340
Devon Energy
1.390%, 12/15/2016 (A)	800	799

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enbridge
1.289%, 12/03/2016 (A)	$540	$539
Energy Transfer Partners
2.500%, 06/15/2018	750	755
Exxon Mobil
1.439%, 03/01/2018	600	602
Kinder Morgan
2.000%, 12/01/2017	225	226
Noble Energy
8.250%, 03/01/2019	700	797
Schlumberger Holdings
1.900%, 12/21/2017 (B)	750	754
Schlumberger Norge
1.250%, 08/01/2017 (B)	145	145
Statoil (A)
1.248%, 11/08/2016	550	552
0.992%, 11/09/2016	870	870
Suncor Energy
6.100%, 06/01/2018	325	348
Total Capital International
1.377%, 11/12/2016 (A)	400	401
TransCanada PipeLines
1.664%, 01/12/2017 (A)	1,185	1,190

		9,732

Financials — 32.4%
American Express Bank
6.000%, 09/13/2017	285	296
American Express Credit MTN
1.875%, 11/05/2018	750	756
1.166%, 12/22/2016 (A)	455	455
1.125%, 06/05/2017	600	600
1.105%, 12/05/2016 (A)	1,200	1,201
American Express Credit
1.407%, 12/18/2016 (A)	300	301
American Honda Finance MTN
1.700%, 02/22/2019	650	654
1.636%, 11/22/2016 (A)	935	946
Australia & New Zealand Banking Group (A)
1.377%, 11/15/2016	375	376
1.256%, 01/10/2017 (B)	300	300
Banco Santander Chile
1.776%, 01/15/2017 (A) (B)	500	499
Bank Nederlandse Gemeenten MTN
0.951%, 07/14/2017 (A) (B)	2,800	2,800
Bank of America
5.300%, 03/15/2017	600	609
1.920%, 01/15/2017 (A)	750	755
1.150%, 12/15/2016 (A)	1,195	1,194
Bank of America MTN
5.650%, 05/01/2018	90	95
2.061%, 01/21/2017 (A)	625	625

SEI Daily Income Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 01/11/2018	$160	$161
1.700%, 08/25/2017	700	702
1.435%, 11/25/2016 (A)	700	701
Bank of Montreal MTN
1.476%, 01/09/2017 (A)	825	827
Bank of Montreal
1.950%, 01/30/2017 (B)	800	802
1.400%, 04/10/2018	750	750
Bank of New York Mellon MTN
1.275%, 03/06/2018 (A)	350	350
Bank of Nova Scotia
2.125%, 09/11/2019	765	778
1.710%, 01/15/2017 (A)	1,085	1,093
1.300%, 07/21/2017	400	400
Bank of Tokyo-Mitsubishi UFJ
1.450%, 09/08/2017 (B)	325	325
1.151%, 12/08/2016 (A) (B)	325	324
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	500	521
BB&T MTN
1.417%, 11/01/2016 (A)	350	351
Berkshire Hathaway
1.150%, 08/15/2018	400	399
Berkshire Hathaway Finance
1.450%, 03/07/2018	650	653
1.174%, 01/13/2017 (A)	1,065	1,068
BMW US Capital LLC
1.260%, 12/13/2016 (A) (B)	1,505	1,504
BNP Paribas MTN
1.435%, 12/12/2016 (A)	550	550
BPCE MTN
1.657%, 11/10/2016 (A)	700	701
Branch Banking & Trust
1.450%, 05/10/2019	590	589
Canadian Imperial Bank of Commerce
1.355%, 12/06/2016 (A)	980	981
Capital One (A)
1.954%, 11/17/2016	800	807
1.617%, 12/13/2016	500	501
Capital One Bank USA
1.300%, 06/05/2017	500	500
Citigroup
1.700%, 04/27/2018	300	300
1.642%, 01/08/2017 (A)	700	701
1.576%, 01/27/2017 (A)	1,250	1,252
1.525%, 11/24/2016 (A)	730	732
Citizens Bank MTN
1.600%, 12/04/2017	1,000	1,000
Commonwealth Bank of Australia
1.524%, 11/07/2016 (A) (B)	750	751
Cooperatieve Rabobank UA MTN
3.375%, 01/19/2017	985	990

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
1.815%, 12/10/2016 (A) (B)	$950	$953
Credit Suisse
1.700%, 04/27/2018	750	750
Credit Suisse MTN (A)
1.577%, 01/29/2017	500	501
1.315%, 11/27/2016	1,135	1,135
Daimler Finance North America LLC
1.617%, 08/01/2018 (A) (B)	400	402
1.598%, 01/05/2017 (A) (B)	845	850
1.500%, 07/05/2019 (B)	750	744
Danske Bank
1.421%, 12/06/2016 (A) (B)	600	601
Deutsche Bank
1.497%, 11/13/2016 (A)	350	344
1.350%, 05/30/2017	650	645
European Investment Bank
0.875%, 04/18/2017	1,600	1,599
Export-Import Bank of Korea
1.631%, 01/14/2017 (A)	945	946
Fifth Third Bank MTN
1.721%, 11/20/2016 (A)	400	402
Fifth Third Bank
1.443%, 12/27/2016 (A)	1,625	1,627
Ford Motor Credit LLC
1.897%, 08/12/2019	350	349
1.750%, 12/15/2016 (A)	1,220	1,221
1.724%, 12/06/2017	350	350
1.675%, 12/12/2016 (A)	500	500
1.361%, 09/08/2017 (A)	820	820
General Motors Financial
2.400%, 04/10/2018	1,025	1,031
Goldman Sachs Group MTN
1.650%, 12/15/2017 (A)	1,200	1,204
Goldman Sachs Group
2.375%, 01/22/2018	1,450	1,463
2.241%, 12/27/2016 (A)	525	525
2.042%, 01/23/2017 (A)	750	754
HSBC Bank PLC
1.457%, 11/15/2016 (A) (B)	1,550	1,550
HSBC USA
1.300%, 06/23/2017	600	600
Huntington National Bank
2.200%, 11/06/2018	1,010	1,020
Hyundai Capital America MTN
2.000%, 03/19/2018 (B)	165	166
2.000%, 07/01/2019 (B)	300	300
ING Bank
1.536%, 01/02/2017 (A) (B)	300	300
Inter-American Development Bank MTN
0.835%, 12/12/2016 (A)	400	400

2	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Bank for Reconstruction & Development
1.125%, 07/18/2017	$400	$400
Jackson National Life Global Funding
1.875%, 10/15/2018 (B)	400	403
JPMorgan Chase (A)
1.837%, 01/23/2017	500	505
1.782%, 01/25/2017	1,570	1,579
1.520%, 01/28/2017	500	500
KeyBank
2.350%, 03/08/2019	250	255
1.362%, 12/01/2016 (A)	750	750
1.315%, 11/25/2016 (A)	700	700
Korea Development Bank
1.507%, 01/22/2017 (A)	1,430	1,430
Lloyds Bank PLC
1.374%, 12/16/2016 (A)	750	749
Macquarie Group
1.887%, 01/30/2017 (A) (B)	350	350
Manufacturers & Traders Trust
1.400%, 07/25/2017	450	451
1.182%, 01/25/2017 (A)	350	350
Metropolitan Life Global Funding I
1.500%, 01/10/2018 (B)	220	220
1.256%, 01/10/2017 (A) (B)	850	851
Mizuho Bank
1.307%, 12/25/2016 (A) (B)	580	580
Morgan Stanley MTN
5.950%, 12/28/2017	140	147
4.750%, 03/22/2017	650	659
2.162%, 01/25/2017 (A)	900	910
Morgan Stanley
1.732%, 01/24/2017 (A)	625	628
New York Life Global Funding
1.272%, 01/24/2017 (A) (B)	600	600
Nissan Motor Acceptance MTN
1.500%, 03/02/2018 (B)	300	300
1.385%, 12/04/2016 (A) (B)	245	245
Nordea Bank MTN
1.250%, 04/04/2017 (B)	600	601
PNC Bank
1.800%, 11/05/2018	1,600	1,609
1.450%, 07/29/2019	350	349
Pricoa Global Funding I
1.350%, 08/18/2017 (B)	550	550
Principal Life Global Funding II
1.200%, 05/19/2017 (B)	370	370
Principal Life Global Funding II MTN
1.125%, 02/24/2017 (B)	300	300
Protective Life Global Funding
1.722%, 04/15/2019 (B)	355	355

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prudential Financial MTN
6.000%, 12/01/2017	$1,320	$1,383
1.597%, 08/15/2018 (A)	750	749
Royal Bank of Canada MTN
1.212%, 01/23/2017 (A)	450	450
1.200%, 01/23/2017	400	400
Santander Bank
1.804%, 01/12/2017 (A)	1,000	996
Santander Holdings USA
2.275%, 11/24/2016 (A)	720	726
Santander UK PLC (A)
1.362%, 12/13/2016	650	650
1.264%, 12/29/2016	350	349
Shell International Finance BV
1.375%, 05/10/2019	800	796
1.195%, 12/12/2016 (A)	1,170	1,171
Societe Generale MTN
1.926%, 10/01/2018 (A)	700	705
Standard Chartered PLC MTN
1.520%, 01/17/2017 (A) (B)	900	896
Sumitomo Mitsui Banking (A)
1.548%, 01/19/2017	300	300
1.306%, 01/10/2017	500	501
Sumitomo Mitsui Banking MTN
1.822%, 01/18/2017 (A)	850	855
SunTrust Bank
1.257%, 11/15/2016 (A)	300	300
Svenska Handelsbanken MTN
1.325%, 12/06/2016 (A)	400	400
Synchrony Financial
1.989%, 11/02/2016 (A)	600	587
1.875%, 08/15/2017	255	256
Toronto-Dominion Bank
2.250%, 09/25/2019 (B)	1,070	1,090
Toronto-Dominion Bank MTN
1.722%, 01/22/2017 (A)	1,015	1,023
1.450%, 08/13/2019	550	547
1.422%, 01/23/2017 (A)	400	401
0.999%, 11/02/2016 (A)	750	750
Toyota Motor Credit MTN
1.322%, 01/18/2017 (A)	400	401
1.200%, 04/06/2018	600	599
1.125%, 05/16/2017	500	501
UBS MTN (A)
1.557%, 12/26/2016	800	803
1.457%, 11/14/2016	450	452
US Bancorp MTN
1.282%, 01/25/2017 (A)	400	401
US Bank MTN
1.467%, 01/29/2017 (A)	550	552
US Bank
1.400%, 04/26/2019	350	349

SEI Daily Income Trust / Quarterly Report / October 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Volkswagen Group of America Finance LLC
1.281%, 11/22/2016 (A) (B)	$650	$646
1.251%, 11/20/2016 (A) (B)	1,575	1,571
1.250%, 05/23/2017 (B)	500	499
Volkswagen International Finance
1.241%, 11/18/2016 (A) (B)	775	775
1.125%, 11/18/2016 (B)	260	260
Voya Financial
2.900%, 02/15/2018	267	271
Wells Fargo MTN
1.512%, 01/23/2017 (A)	795	798
1.150%, 06/02/2017	650	650
Wells Fargo Bank MTN
1.622%, 01/22/2017 (A)	550	553
Westpac Banking
1.490%, 01/17/2017 (A)	325	326
1.200%, 05/19/2017	275	275

		103,237

Health Care — 5.6%
AbbVie
1.800%, 05/14/2018	400	401
Actavis Funding SCS
2.350%, 03/12/2018	1,040	1,050
1.925%, 12/12/2016 (A)	935	944
1.300%, 06/15/2017	450	450
Aetna
1.700%, 06/07/2018	1,730	1,735
Amgen
2.125%, 05/15/2017	500	503
1.191%, 11/22/2016 (A)	1,150	1,152
Baxalta
1.646%, 12/22/2016 (A)	1,750	1,755
Bayer US Finance LLC
1.144%, 01/06/2017 (A) (B)	1,000	1,000
Becton Dickinson
1.800%, 12/15/2017	1,010	1,015
Catholic Health Initiatives
2.600%, 08/01/2018	270	275
1.600%, 11/01/2017	1,251	1,252
Celgene
2.125%, 08/15/2018	750	757
Express Scripts Holding
1.250%, 06/02/2017	600	600
McKesson
1.292%, 03/10/2017	410	410
Medtronic
1.500%, 03/15/2018	255	256
Mylan
1.350%, 11/29/2016	400	400
Province of Quebec Canada MTN
1.065%, 12/04/2016 (A)	1,260	1,261

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Teva Pharmaceutical Finance Netherlands
1.700%, 07/19/2019	$740	$734
Teva Pharmaceutical Finance Netherlands III
1.400%, 07/20/2018	900	896
UnitedHealth Group
1.450%, 07/17/2017	500	502
Zimmer Biomet Holdings
1.450%, 04/01/2017	450	450

		17,798

Industrials — 1.8%
Air Lease
2.125%, 01/15/2018	230	231
2.125%, 01/15/2020	300	300
Caterpillar Financial Services MTN
1.517%, 11/23/2016 (A)	1,175	1,183
Fortive
1.800%, 06/15/2019 (B)	260	261
GATX
1.250%, 03/04/2017	215	215
General Electric MTN
1.556%, 04/02/2018 (A)	250	252
1.496%, 01/09/2017 (A)	580	584
1.250%, 05/15/2017	750	751
Honeywell International
1.167%, 01/31/2017 (A)	800	800
Hutchison Whampoa International 14
1.625%, 10/31/2017 (B)	400	400
PACCAR Financial MTN
1.300%, 05/10/2019	160	160
United Technologies
1.236%, 02/01/2017 (A)	600	600

		5,737

Information Technology — 1.3%
Cisco Systems (A)
1.411%, 11/21/2016	750	754
1.197%, 12/20/2016	400	401
eBay
2.500%, 03/09/2018	275	278
Fidelity National Information Services
2.850%, 10/15/2018	600	614
1.450%, 06/05/2017	170	170
Hewlett Packard Enterprise
2.700%, 10/05/2017 (B)	1,000	1,013
2.598%, 01/05/2017 (A) (B)	955	964

		4,194

Materials — 0.5%
Air Liquide Finance
1.375%, 09/27/2019 (B)	400	398

4	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Monsanto
1.150%, 06/30/2017	$500	$499
0.988%, 11/07/2016 (A)	710	710

		1,607

Real Estate — 0.4%
Simon Property Group
1.500%, 02/01/2018 (B)	960	962
Ventas Realty
1.250%, 04/17/2017	140	140
WEA Finance LLC
1.750%, 09/15/2017 (B)	235	235

		1,337

Telecommunications — 1.5%
AT&T
5.500%, 02/01/2018	1,070	1,121
1.768%, 12/31/2016 (A)	700	703
British Telecommunications PLC
1.250%, 02/14/2017	270	270
Verizon Communications
2.606%, 12/14/2016 (A)	720	739
1.375%, 08/15/2019	350	347
1.127%, 11/15/2016 (A)	1,520	1,517

		4,697

Utilities — 2.3%
Dominion Gas Holdings LLC
1.050%, 11/01/2016	550	550
DTE Energy
1.500%, 10/01/2019	435	433
Duke Energy
1.226%, 01/03/2017 (A)	1,850	1,853
Emera US Finance
2.150%, 06/15/2019 (B)	165	166
Exelon
1.550%, 06/09/2017	964	965
Hydro-Quebec
1.375%, 06/19/2017	1,125	1,127
NextEra Energy Capital Holdings
1.649%, 09/01/2018	95	95
Sempra Energy
1.625%, 10/07/2019	850	849
Southern
1.550%, 07/01/2018	300	301
1.300%, 08/15/2017	700	700

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xcel Energy
1.200%, 06/01/2017	$280	$280

		7,319

Total Corporate Obligations (Cost $167,626) ($ Thousands)		167,844

ASSET-BACKED SECURITIES — 21.0%

Automotive — 10.5%
Ally Master Owner Trust, Ser 2014-4, Cl A1
0.935%, 11/15/2016 (A)	850	850
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,275	1,275
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 11/15/2016	650	652
AmeriCredit Automobile Receivables Trust 2013-3, Ser 2013-3, Cl D
3.000%, 07/08/2019	430	436
AmeriCredit Automobile Receivables Trust 2016-3, Ser 2016-3, Cl A3
1.460%, 11/08/2016	90	90
Americredit Automobile Receivables Trust 2016-4, Ser 2016-4, Cl A2A
1.340%, 11/08/2016	300	300
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	142	142
AmeriCredit Automobile Receivables Trust, Ser 2014-2, Cl B
1.600%, 07/08/2019	970	972
AmeriCredit Automobile Receivables Trust, Ser 2015-1, Cl B
1.880%, 03/09/2020	485	488
AmeriCredit Automobile Receivables Trust, Ser 2015-4, Cl A2A
1.260%, 04/08/2019	136	135
AmeriCredit Automobile Receivables Trust, Ser 2016-1, Cl A2B
1.280%, 06/10/2019 (A)	484	485
AmeriCredit Automobile Receivables Trust, Ser 2016-2, Cl A3
1.600%, 11/09/2020	190	189
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (B)	21	21
Bank of The West Auto Trust, Ser 2015-1, Cl A2B
0.874%, 04/16/2018 (A) (B)	128	128
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/2018 (B)	86	86

SEI Daily Income Trust / Quarterly Report / October 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl B
2.320%, 07/20/2018	$520	$522
CarMax Auto Owner Trust 2016-4, Ser 2016-4, Cl A2
1.210%, 11/26/2016	765	764
CarMax Auto Owner Trust, Ser 2012-3, Cl A4
0.790%, 04/16/2018	474	474
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	120	120
Chesapeake Funding II LLC, Ser 2016-2A, Cl A2
1.535%, 06/15/2028 (A) (B)	800	804
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.939%, 11/07/2016 (A) (B)	1,175	1,175
Chesapeake Funding LLC, Ser 2015-1A, Cl B
1.476%, 11/09/2016 (A) (B)	460	456
Chrysler Capital Auto Receivables Trust 2016-B, Ser 2016-BA, Cl A3
1.640%, 12/15/2016 (B)	735	735
Chrysler Capital Auto Receivables Trust, Ser 2015-BA, Cl A2
1.460%, 11/15/2016 (B)	220	220
CPS Auto Receivables Trust 2014-C, Ser 2014-C, Cl A
1.310%, 02/15/2019 (B)	63	64
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (B)	51	51
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (B)	25	25
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (B)	383	383
Credit Acceptance Auto Loan Trust 2015-1, Ser 2015-1A, Cl A
2.000%, 07/15/2022 (B)	684	683
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (B)	147	147
Credit Acceptance Auto Loan Trust, Ser 2015-2A, Cl A
2.400%, 02/15/2023 (B)	500	502
DT Auto Owner Trust 2016-4, Ser 2016-4A, Cl A
1.440%, 11/15/2019 (B)	900	900
DT Auto Owner Trust, Ser 2015-3A, Cl A
1.660%, 03/15/2019 (B)	288	288
Enterprise Fleet Financing LLC, Ser 2014-2, Cl A2
1.050%, 03/20/2020 (B)	682	680
Enterprise Fleet Financing LLC, Ser 2016-2, Cl A2
1.740%, 11/22/2016 (B)	255	255
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	43	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	$269	$269
Ford Credit Auto Lease Trust, Ser 2015-B, Cl B
1.920%, 11/16/2016	300	301
Ford Credit Auto Owner Trust 2016-C, Ser 2016-C, Cl A2A
1.040%, 09/15/2019	600	600
Ford Credit Floorplan Master Owner Trust A, Ser 2016-4, Cl A
1.054%, 11/15/2016 (A)	290	290
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	80	80
Ford Credit Floorplan Master Owner Trust, Ser 2015-4, Cl A2
1.035%, 08/15/2020 (A)	1,050	1,054
GE Dealer Floorplan Master Note Trust, Ser 2014-2, Cl A
0.982%, 11/20/2016 (A)	665	665
GLS Auto Receivables Trust, Ser 2016-1A, Cl A
2.730%, 11/15/2016 (B)	252	252
GM Financial Automobile Leasing Trust 2016-1, Ser 2016-1, Cl A3
1.640%, 07/20/2019	800	804
GM Financial Automobile Leasing Trust 2016-3, Ser 2016-3, Cl A3
1.610%, 12/20/2019	800	804
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl B
2.140%, 06/20/2019	705	708
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/2019	230	231
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
1.024%, 11/15/2016 (A) (B)	1,905	1,906
Hertz Fleet Lease Funding, Ser 2013-3, Cl B
1.579%, 11/10/2016 (A) (B)	765	766
Hyundai Auto Lease Securitization Trust, Ser 2016-B, Cl A3
1.520%, 11/15/2016 (B)	180	181
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A4
1.570%, 08/15/2018 (B)	513	514
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A3
1.340%, 11/14/2016	755	756
Mercedes-Benz Auto Lease Trust 2016-B, Ser 2016-B, Cl A2
1.150%, 01/15/2019	265	265

6	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Receivables Owner Trust, Ser 2015-C, Cl A2A
0.870%, 11/15/2018	$270	$270
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A2A
1.050%, 04/15/2019	185	185
Nissan Master Owner Trust Receivables, Ser 2016-A, Cl A2
1.540%, 06/15/2021	395	393
Prestige Auto Receivables Trust 2013-1, Ser 2013-1A, Cl B
1.740%, 05/15/2019 (B)	1,181	1,182
Prestige Auto Receivables Trust 2016-2, Ser 2016-2A, Cl A2
1.460%, 07/15/2020 (B)	680	680
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (B)	8	8
Prestige Auto Receivables Trust, Ser 2016-1A, Cl A2
1.780%, 11/15/2016 (B)	249	249
Santander Drive Auto Receivables Trust 2014-4, Ser 2014-4, Cl D
3.100%, 11/16/2020	600	614
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	305	306
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl C
1.760%, 01/15/2019	707	709
Susquehanna Auto Receivables Trust, Ser 2014-1A, Cl A3
1.000%, 02/15/2018 (B)	68	68
Toyota Auto Receivables Owner Trust, Ser 2016-B, Cl A3
1.300%, 11/11/2016	100	100
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A1
0.882%, 11/20/2016 (A) (B)	400	399
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (B)	84	84
Westlake Automobile Receivables Trust 2016-2, Ser 2016-2A, Cl B
2.300%, 11/15/2019 (B)	350	351
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl C
2.240%, 04/15/2020 (B)	250	251
Westlake Automobile Receivables Trust, Ser 2015-1A, Cl B
1.680%, 11/16/2020 (B)	505	505

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 11/15/2016 (B)	$182	$181
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl A2
1.570%, 06/17/2019 (B)	265	266
Wheels SPV 2, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (B)	40	40
World Omni Auto Receivables Trust 2016-B, Ser 2016-B, Cl A2
1.100%, 01/15/2020	190	190
World Omni Auto Receivables Trust, Ser 2015-B, Cl A2A
0.960%, 11/14/2016	356	356

		33,373

Credit Card — 4.7%
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/2020	370	371
BA Credit Card Trust, Ser 2016-A1, Cl A
0.914%, 10/15/2021 (A)	370	371
Barclays Dryrock Issuance Trust, Ser 2014-1, Cl A
0.895%, 11/15/2016 (A)	605	605
Cabela’s Credit Card Master Note Trust, Ser 2013-2A, Cl A2
1.185%, 11/15/2016 (A) (B)	210	211
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.874%, 11/15/2016 (A)	165	165
Cabela’s Credit Card Master Note Trust, Ser 2016-1, Cl A1
1.780%, 06/15/2022	305	306
Capital One Multi-Asset Execution Trust, Ser 2013-A3, Cl A3
0.960%, 09/16/2019	640	640
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/2020	678	679
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.785%, 11/15/2016 (A)	450	450
Chase Issuance Trust, Ser 2012-A2, Cl A2
0.805%, 11/05/2016 (A)	1,100	1,101
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	1,000	1,000
Chase Issuance Trust, Ser 2016-A5, Cl A5
1.270%, 07/15/2021	500	499
Citibank Credit Card Issuance Trust, Ser 2013- A2, Cl A2
0.804%, 11/24/2016 (A)	1,150	1,152

SEI Daily Income Trust / Quarterly Report / October 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	$415	$415
Citibank Credit Card Issuance Trust, Ser 2014-A4, Cl A4
1.230%, 04/24/2019	650	651
Discover Card Execution Note Trust, Ser 2014-A3, Cl A3
1.220%, 10/15/2019	870	871
Discover Card Execution Note Trust, Ser 2016-A2, Cl A2
1.064%, 11/19/2016 (A)	500	504
Evergreen Credit Card Trust Series, Ser 2016-1, Cl A
1.244%, 11/15/2016 (A) (B)	1,100	1,105
Synchrony Credit Card Master Note Trust 2015-2, Ser 2015-2, Cl A
1.600%, 04/15/2021	1,500	1,506
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	1,650	1,656
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.242%, 05/26/2021 (A) (B)	620	623

		14,881

Miscellaneous Business Services — 5.5%
Apidos CLO XII, Ser 2013-12A, Cl A
1.780%, 04/15/2025 (A) (B)	600	596
Cent CLO 20, Ser 2014-20A, Cl A
2.195%, 01/25/2026 (A) (B)	600	600
Cent CLO, Ser 2014-16A, Cl A1AR
1.887%, 11/03/2016 (A) (B)	500	500
CIFC Funding 2012-III, Ser 2016-3A, Cl A2R
2.632%, 01/30/2017 (A) (B)	840	840
CIFC Funding, Ser 2013-1A, Cl A1
1.829%, 01/16/2017 (A) (B)	485	483
CNH Equipment Trust, Ser 2016-B, Cl A2A
1.310%, 11/30/2016	240	240
Credit-Based Asset Servicing and Securitization LLC, Ser 2005-CB3, Cl M2
1.455%, 11/27/2016 (A)	693	686
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
2.029%, 01/18/2017 (A) (B)	250	250
GE Equipment Small Ticket LLC, Ser 2014-1A, Cl A3
0.950%, 09/25/2017 (B)	53	53
GreatAmerica Leasing Receivables, Ser 2015-1, Cl A3
1.540%, 07/20/2018 (B)	905	907
GSAMP Trust, Ser 2006-HE1, Cl A2D
0.835%, 11/25/2016 (A)	792	776

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
John Deere Owner Trust 2015, Ser 2015-A, Cl A3
1.320%, 06/17/2019	$1,048	$1,050
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 11/15/2016 (B)	88	88
Limerock CLO II, Ser 2014-2A, Cl A
2.179%, 01/18/2017 (A) (B)	500	500
Madison Park Funding IV, Ser 2007-4A, Cl A1B
0.947%, 12/24/2016 (A) (B)	420	411
MMAF Equipment Finance LLC, Ser 2013-AA, Cl A3
1.030%, 12/11/2017 (B)	35	35
MMAF Equipment Finance LLC, Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (B)	428	427
Nationstar HECM Loan Trust, Ser 2015-2A, Cl A
2.883%, 11/25/2025 (B)	72	72
Nationstar HECM Loan Trust, Ser 2016-1A, Cl A
2.981%, 02/25/2026 (B)	79	79
Nationstar HECM Loan Trust, Ser 2016-2A, Cl A
2.239%, 06/25/2026 (B)	159	160
Navient Student Loan Trust 2016-6, Ser 2016- 6A, Cl A1
1.000%, 01/20/2017 (A) (B)	305	305
Navient Student Loan Trust, Ser 2014-1, Cl A1
0.775%, 11/25/2016 (A)	28	28
Navient Student Loan Trust, Ser 2015-1, Cl A1
0.825%, 11/27/2016 (A)	324	322
NRZ Advance Receivables Trust 2015-ON1, Ser 2016-T2, Cl AT2
2.575%, 11/25/2016 (B)	600	600
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T4, Ser 2015-T4, Cl AT4
3.196%, 11/15/2047 (B)	450	452
NRZ Advance Receivables Trust Advance Receivables Backed, Ser 2015-T2, Cl AT2
3.302%, 08/17/2048 (B)	285	286
NYCTL Trust, Ser 2015-A, Cl A
1.340%, 11/10/2028 (B)	209	209
NYCTL Trust, Ser 2016-A, Cl A
1.470%, 11/10/2016 (B)	181	182
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.799%, 01/17/2017 (A) (B)	550	550
OHA Credit Partners VIII, Ser 2013-8A, Cl A
2.000%, 01/21/2017 (A) (B)	360	359
Race Point VI CLO, Ser 2014-6A, Cl BR
2.975%, 11/24/2016 (A) (B)	425	425
SLM Student Loan Trust 2004-1, Ser 2004-1, Cl A3
1.092%, 01/26/2017 (A)	392	388

8	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust 2004-3, Ser 2004-3, Cl A5
1.052%, 01/26/2017 (A)	$395	$393
SLM Student Loan Trust 2005-3, Ser 2005-3, Cl A5
0.972%, 01/25/2017 (A)	722	717
SLM Student Loan Trust, Ser 2003-14, Cl A5
0.945%, 01/26/2017 (A)	69	69
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.825%, 01/25/2017 (A)	196	194
SLM Student Loan Trust, Ser 2006-4, Cl A5
0.815%, 01/25/2017 (A)	152	151
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	202	202
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.620%, 01/15/2047 (B)	480	480
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.757%, 11/25/2016 (A) (B)	126	126
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.794%, 11/25/2016 (A)	43	43
Symphony CLO VIII, Ser 2014-8A, Cl BR
2.224%, 01/09/2023 (A) (B)	475	473
Utah State Board of Regents, Ser 2016-1, Cl A
1.281%, 11/27/2016 (A)	480	476
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (B)	600	601
Voya CLO, Ser 2014-1A, Cl A1
2.179%, 01/18/2017 (A) (B)	290	290
Voya CLO, Ser 2014-1A, Cl A2R
2.506%, 03/14/2022 (A) (B)	500	501

		17,575

Mortgage Related — 0.3%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
1.204%, 11/27/2016 (A)	192	190
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, Cl A1
1.254%, 11/27/2016 (A)	167	165
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
1.200%, 11/25/2016 (A)	87	87
Bear Stearns Asset-Backed Securities Trust, Ser 2004-2, Cl A1
1.534%, 11/25/2016 (A)	72	72
Bear Stearns Asset-Backed-Securities Trust, Ser 2005-HE3, Cl M2
1.657%, 11/25/2016 (A)	250	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HSBC Home Equity Loan Trust USA, Ser 2007-3, Cl APT
1.732%, 11/20/2016 (A)	$145	$145
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
1.034%, 11/25/2016 (A)	107	106
Option One Mortgage Loan Trust, Ser 2005-4, Cl A3
1.538%, 11/25/2016 (A)	24	24

		1,037

Total Asset-Backed Securities (Cost $66,856) ($ Thousands)		66,866

MORTGAGE-BACKED SECURITIES — 11.5%

Agency Mortgage-Backed Obligations — 4.5%
FHLMC
5.000%, 06/01/2026	649	682
4.500%, 09/01/2026	39	42
2.561%, 11/01/2016 (A)	58	60
2.550%, 11/01/2016 (A)	75	79
FHLMC Multifamily Structured Pass Through Certificates, Ser K008, Cl A1
2.746%, 12/25/2019	338	343
FHLMC Multifamily Structured Pass Through Certificates, Ser K011, Cl A1
2.917%, 08/25/2020	227	233
FHLMC REMIC, Ser 2003-2641, Cl KW
4.500%, 07/15/2018	622	639
FHLMC REMIC, Ser 2003-2643, Cl MJ
4.500%, 07/15/2018	414	422
FHLMC REMIC, Ser 2003-2644, Cl EB
4.500%, 07/15/2018	409	421
FNMA
6.000%, 01/01/2027	25	28
3.000%, 12/01/2030	1,853	1,940
2.965%, 11/01/2016 (A)	11	11
2.705%, 11/01/2016 (A)	78	81
2.633%, 11/01/2016 (A)	30	31
2.501%, 11/01/2016 (A)	18	19
2.500%, 09/01/2023	558	575
2.470%, 11/01/2016 (A)	6	6
2.458%, 11/01/2016 (A)	14	15
1.875%, 11/01/2016 (A)	11	12
1.660%, 11/01/2017	507	507
5.000%, 05/01/2019 to 03/01/2025	1,759	1,820
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	20	22
FNMA REMIC, Ser 2001-33, Cl FA
0.975%, 11/25/2016 (A)	17	17
FNMA REMIC, Ser 2002-64, Cl FG
0.786%, 11/18/2016 (A)	19	19

SEI Daily Income Trust / Quarterly Report / October 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/2017	$34	$34
FNMA REMIC, Ser 2008-18, Cl HD
4.000%, 12/25/2018	33	34
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	742	760
FNMA TBA
3.500%, 11/01/2040	850	895
3.000%, 11/25/2026	2,100	2,198
FNMA, Ser M1, Cl ASQ2
1.626%, 02/25/2018	227	228
FREMF Mortgage Trust, Ser 2013-K502, Cl C
3.190%, 11/01/2016 (A) (B)	260	261
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.080%, 11/01/2016 (A) (B)	155	151
GNMA
1.875%, 11/01/2016 (A)	72	74
GNMA, Ser 2009-10, Cl JA
4.500%, 03/16/2034	44	45
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/2023	67	67
GNMA, Ser 2011-62, Cl PA
3.000%, 01/20/2040	122	122
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	115	116
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.969%, 11/04/2016 (A)	486	487
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.889%, 11/06/2016 (A)	43	43
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.975%, 11/04/2016 (A)	377	377
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.919%, 11/09/2016 (A)	87	87
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.920%, 11/09/2016 (A)	217	216
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.904%, 11/05/2016 (A)	31	31

		14,250

Non-Agency Mortgage-Backed Obligations — 7.0%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-ICTS, Cl A
1.324%, 11/15/2016 (A) (B)	450	449
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.239%, 11/01/2016 (A)	193	179
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.774%, 11/01/2016 (A)	27	25

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.013%, 11/01/2016 (A)	$74	$62
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.154%, 11/01/2016 (A)	94	88
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.170%, 11/01/2016 (A)	162	154
BLCP Hotel Trust, Ser 2014-CLRN, Cl A
1.485%, 11/15/2016 (A) (B)	480	479
CD Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	183	184
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/01/2016 (A)	398	407
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.900%, 11/01/2016 (A)	650	659
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.129%, 11/01/2016 (A)	349	358
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A2
1.813%, 09/10/2045	595	596
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	51	51
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.088%, 11/01/2016 (A)	39	39
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.963%, 11/01/2016 (A)	154	140
Commercial Mortgage Pass-Through Certificates, Ser 2012-9W57, Cl A
2.365%, 02/10/2029 (B)	600	600
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	56	56
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	115	115
Commercial Mortgage Pass-Through Certificates, Ser 2014-BBG, Cl A
1.325%, 11/15/2016 (A) (B)	1,145	1,135
Commercial Mortgage Pass-Through Certificates, Ser CR22, Cl A2
2.856%, 03/10/2048	380	393
Countrywide Home Loans, Ser 2004-29, Cl 1A1
1.074%, 11/25/2016 (A)	22	21

10	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.835%, 11/01/2016 (A)	$131	$112
CSMC Trust, Ser 2014-TIKI, Cl A
1.474%, 11/15/2016 (A) (B)	430	427
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	6	6
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
1.074%, 11/01/2016 (A) (B)	2	2
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN1, Cl M1
3.925%, 11/25/2016 (A)	277	282
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M2
2.925%, 01/25/2025 (A)	529	531
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.475%, 11/25/2016 (A)	141	141
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.475%, 11/25/2016 (A)	73	73
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.725%, 07/25/2024 (A)	220	220
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.675%, 11/25/2016 (A)	30	30
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.312%, 11/01/2016 (A)	177	164
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (B)	96	100
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	23	23
GS Mortgage Securities II, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	44	44
GS Mortgage Securities II, Ser GC14, Cl A1
1.217%, 08/10/2046	64	64
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.397%, 11/01/2016 (A)	211	191
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.952%, 11/01/2016 (A)	213	198
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.192%, 11/01/2016 (A)	212	173
Hilton USA Trust, Ser 2014-ORL, Cl A
1.424%, 11/15/2016 (A) (B)	1,000	988
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.285%, 11/25/2016 (A)	58	53

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-2, Cl 1A1
1.054%, 11/03/2016 (A)	$62	$57
Impac CMB Trust, Ser 2005-3, Cl A1
1.005%, 11/25/2016 (A)	57	51
Impac CMB Trust, Ser 2005-5, Cl A1
1.165%, 11/25/2016 (A)	47	41
Impac CMB Trust, Ser 2005-8, Cl 1A
1.054%, 11/25/2016 (A)	147	126
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	47	47
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C15, Cl A2
2.977%, 11/15/2045	440	451
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A1
1.254%, 02/15/2047	124	124
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-CBM, Cl A
1.435%, 11/15/2016 (A) (B)	875	859
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl A
1.724%, 11/15/2016 (A) (B)	575	575
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-CSMO, Cl A
1.774%, 11/15/2016 (A) (B)	1,000	1,000
JPMorgan CHase Commercial Mortgage Securities Trust, Ser C14, Cl A2
3.019%, 08/15/2046	1,000	1,029
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.165%, 11/01/2016 (A)	94	89
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.297%, 11/01/2016 (A)	124	109
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 11/15/2016 (A)	239	242
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.114%, 11/15/2016 (A)	1,052	1,097
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.804%, 11/25/2016 (A)	47	45
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.161%, 11/01/2016 (A)	211	176
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	36	36
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A2
1.972%, 08/15/2045	249	249

SEI Daily Income Trust / Quarterly Report / October 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C11, Cl A2
3.085%, 08/17/2046	$325	$332
Morgan Stanley Capital I Trust, Ser 2008- TOP29, Cl A4FL
2.637%, 01/11/2043 (A)	808	817
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A2
2.111%, 03/15/2045	90	90
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	162	162
MortgageIT Trust, Ser 2005-5, Cl A1
0.785%, 11/25/2016 (A)	207	188
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
0.846%, 11/15/2016 (A) (B)	101	93
Paragon Mortgages No. 15 PLC, Ser 2007-15A, Cl A2C
1.070%, 01/19/2017 (A) (B)	247	228
Race Point CLO Ltd., Ser 12-7A
1.200%, 11/08/2024 (A)	1,000	1,000
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.300%, 11/01/2016 (A)	164	141
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
1.072%, 11/20/2016 (A)	23	21
Towd Point Mortgage Trust 2016-4, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A) (B)	449	449
Towd Point Mortgage Trust, Ser 2015-4, Cl A1B
2.750%, 04/26/2055 (A) (B)	152	154
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A) (B)	149	150
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (A) (B)	137	138
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 11/01/2016 (A) (B)	303	303
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	95	94
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.312%, 11/01/2016 (A)	225	208
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	72	72
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.863%, 11/01/2016 (A)	84	84

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
3.018%, 11/01/2016 (A)	$178	$174
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
3.232%, 11/01/2016 (A)	97	91
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/2045	121	121
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl A2
1.765%, 12/15/2045	429	430
WFRBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	76	76
WFRBS Commercial Mortgage Trust, Ser 2012-CP, Cl A2
1.829%, 11/01/2016	270	271

		22,302

Total Mortgage-Backed Securities (Cost $36,988) ($ Thousands)		36,552

MUNICIPAL BONDS — 6.6%

Alabama — 0.1%
Water Works Board of the City of Birmingham, Sub-Ser C, RB
1.030%, 01/01/2017	435	435

Arkansas — 0.3%
County of Garland, RB
1.540%, 11/01/2018	965	965

California — 0.9%
Anaheim Housing & Public Improvements Authority, Ser A, RB
1.000%, 10/01/2017	710	710
City of Riverside California, Ser A, RB
0.980%, 06/01/2017	460	459
Municipal Improvement Corp of Los Angeles, Ser A, RB
2.344%, 11/01/2018	625	639
1.924%, 11/01/2017	565	570
University of California, Ser Y-1, RB Callable 01/01/2017 @ 100
1.033%, 11/01/2016 (A)	490	490

		2,868

12	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 0.3%
Colorado Housing & Finance Authority, Ser B, RB
1.850%, 05/15/2017	$800	$804

Florida — 0.7%
Miami Beach Redevelopment Agency, GO
1.926%, 02/01/2017	345	345
Orlando Utilities Commission, Ser 2-RMKT, RB Callable 12/01/2016 @ 100
0.650%, 11/02/2016 (A)	1,450	1,450
State, Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	400	407

		2,202

Illinois — 0.6%
Chicago Midway International Airport, Sub-Ser C-SUB, RB
1.796%, 01/01/2017	410	410
Southwestern Illinois Development Authority, AMT, RB Callable 12/01/2016 @ 100
0.700%, 11/03/2016 (A) (C)	700	700
State, Clair County, High School District No. 201 Belleville, GO, BAM
3.500%, 04/01/2017	700	708

		1,818

Kentucky — 0.1%
Kentucky State, Property & Building Commission, RB
4.440%, 11/01/2016	435	435

Maine — 0.3%
Maine Municipal Bond Bank, RB
2.404%, 06/01/2017	850	856

Massachusetts — 0.2%
Town of Belmont Massachussetts, GO
1.250%, 05/05/2017	595	596

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Ser B, RB Callable 11/01/2016 @ 100
0.690%, 11/03/2016 (A)	1,350	1,350

New Jersey — 0.6%
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/2016	1,250	1,250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rutgers The State, University of New Jersey, Ser K, RB
1.709%, 05/01/2017	$525	$527

		1,777

North Carolina — 0.2%
North Carolina State, Eastern Municipal Power Agency, RB
1.561%, 07/01/2017	790	792

Ohio — 0.4%
County, of Lucas Ohio, GO
1.125%, 07/12/2017	1,225	1,226

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	370	369

Texas — 0.3%
Harris County,-Houston Sports Authority, Ser B, RB
1.324%, 11/15/2016	1,005	1,005

Wisconsin — 0.6%
Wisconsin Housing & Economic Development Authority, Ser E, AMT, RB Callable 11/01/2016 @ 100
0.670%, 11/02/2016 (A)	1,850	1,850

Wyoming — 0.5%
Wyoming Community Development Authority, Ser 6-REMK, AMT, RB Callable 12/01/2016 @ 100
0.680%, 11/03/2016 (A)	1,600	1,600

Total Municipal Bonds (Cost $20,927) ($ Thousands)		20,948

U.S. TREASURY OBLIGATIONS — 3.1%
U.S. Treasury Note
1.375%, 06/30/2018	7,500	7,567
1.125%, 12/31/2019	2,400	2,406

Total U.S. Treasury Obligations (Cost $9,952) ($ Thousands)		9,973

COMMERCIAL PAPER (C) (D) — 2.4%
Berkshire Hathaway Energy
0.000%, 11/07/2016 (B) (D)	1,400	1,400

SEI Daily Income Trust / Quarterly Report / October 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (C) (D) (continued)
Credit Suisse NY
1.013%, 12/22/2016 (D)	$600	$599
Dominion Gas Holdings LLC
0.781%, 12/12/2016 (B) (D)	1,000	999
0.710%, 11/08/2016 (B) (D)	3,000	3,000
Prudential Financial
0.590%, 11/08/2016 (B) (D)	1,000	1,000
Shiseido Americas
0.000%, 11/04/2016 (B) (D)	810	810

Total Commercial Paper (Cost $7,807) ($ Thousands)		7,808

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
1.000%, 06/09/2017	1,250	1,253
FHLMC
0.875%, 02/22/2017	1,500	1,502

Total U.S. Government Agency Obligations (Cost $2,754) ($ Thousands)		2,755

REPURCHASE AGREEMENT (E) — 5.0%
BNP Paribas 0.340%, dated 10/31/2016, to be repurchased on 12/12/2016, repurchase price $15,800,149 (collateralized by various GNMA, FMAC and FNMA obligations, par values ranging from $2,144 - $8,429,963, 2.000% - 4.000%, 10/01/25 - 03/01/46; with total market value $16,116,001)	15,800	15,800

Total Repurchase Agreement (Cost $15,800) ($ Thousands)		15,800

Total Investments — 103.2% (Cost $328,710) ($ Thousands) @		$328,546

A list of the open futures contracts held by the Fund at October 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(19)	Dec-2016	$31
U.S. 2-Year Treasury Note	7	Jan-2017	(2)
U.S. 5-Year Treasury Note	13	Jan-2017	(9)
U.S. Long Treasury Bond	(1)	Dec-2016	8

			$28

For the period ended October 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $318,502 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2016, the value of these securities amounted to $79,932 ($ Thousands), representing 25.1% of the net assets of the Fund.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

@	At October 31, 2016, the tax basis cost of the Fund’s investments was $328,710, and the unrealized appreciation and depreciation were $512 ($ Thousands) and $(676) ($ Thousands), respectively.

14	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Ultra Short Duration Bond Fund (Concluded)

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$167,844	$—	$167,844
Asset-Backed Securities	—	66,866	—	66,866
Mortgage-Backed Securities	—	36,552	—	36,552
Municipal Bonds	—	20,948	—	20,948
Commercial Paper	—	7,808	—	7,808
U.S. Government Agency Obligations	—	2,755	—	2,755
U.S. Treasury Obligations	—	9,973	—	9,973
Repurchase Agreement	—	15,800	—	15,800

Total Investments in Securities	$—	$328,546	$—	$328,546

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$39	$—	$—	$39
Unrealized Depreciation	(11)	—	—	(11)

Total Other Financial Instruments	$28	$—	$—	$28

*	Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 74.4%

Agency Mortgage-Backed Obligations — 74.4%
FHLMC
4.500%, 02/01/2022 to 12/01/2039	$10,385	$11,216
4.000%, 06/01/2044	641	686
2.916%, 11/01/2016 (A)	28	29
2.879%, 11/01/2016 (A)	18	19
2.875%, 11/01/2016 (A)	4	4
2.822%, 11/01/2016 (A)	1	1
2.758%, 11/01/2016 (A)	9	9
2.750%, 11/01/2016 (A)	2	2
2.704%, 11/01/2016 (A)	27	28
2.696%, 11/01/2016 (A)	18	18
2.685%, 11/01/2016 (A)	5	5
2.625%, 11/01/2016 to 11/01/2016 (A)	3	3
2.614%, 11/01/2016 (A)	624	652
2.604%, 11/01/2016 (A)	6	6
2.520%, 11/01/2016 (A)	3	3
2.500%, 11/01/2016 to 11/01/2016 (A)	4	4
2.499%, 11/01/2016 (A)	5	5
2.488%, 11/01/2016 (A)	49	51
2.474%, 11/01/2016 (A)	3	3
2.435%, 11/01/2016 (A)	3	3
2.375%, 11/01/2016 to 11/01/2016 (A)	2	2
2.250%, 11/01/2016 to 11/01/2016 (A)	1	1
2.125%, 11/01/2016 to 11/01/2016 (A)	—	—
2.000%, 11/01/2016 (A)	—	—
1.750%, 11/01/2016 (A)	—	—
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	396	472
FHLMC REMIC, Ser 2003-2571, Cl FY
1.285%, 12/15/2032 (A)	7,420	7,489
FHLMC REMIC, Ser 2006-3148, Cl CF
0.924%, 11/15/2016 (A)	318	317
FHLMC REMIC, Ser 2006-3174, Cl FA
0.835%, 04/15/2036 (A)	2,157	2,149
FHLMC REMIC, Ser 2007-3339, Cl HF
1.055%, 07/15/2037 (A)	5,353	5,378
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	3,173	3,451
FHLMC REMIC, Ser 2012-4030, Cl FD
0.885%, 02/15/2041 (A)	21,424	21,415
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	1,325	158
FHLMC REMIC, Ser 2014-4340, Cl MI
4.500%, 02/15/2027	6,289	776
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	20,961	21,473
FHLMC REMIC, Ser 3153, Cl FX
0.874%, 11/15/2016 (A)	117	117
FHLMC TBA
4.500%, 11/14/2035	40,400	44,148
4.000%, 11/01/2040	53,025	56,718

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser K002, Cl A1A2
4.879%, 05/19/2017	$5,000	$5,071
FHLMC, Ser K710, Cl A2
1.883%, 05/25/2019	6,000	6,071
FHLMC, Ser KGRP, Cl A
0.914%, 11/25/2016 (A)	4,815	4,817
FNMA
7.000%, 06/01/2037	9	10
6.500%, 05/01/2026 to 01/01/2036	241	280
6.000%, 02/01/2023 to 09/01/2024	2,851	3,123
5.500%, 11/01/2016 to 06/01/2038	693	771
5.300%, 07/01/2019	548	573
5.000%, 03/01/2019 to 08/01/2019	82	84
4.500%, 08/01/2021 to 08/01/2044	19,098	20,892
4.448%, 01/01/2021	5,106	5,540
4.382%, 04/01/2021	7,121	7,817
4.330%, 04/01/2021 to 07/01/2021	3,724	4,114
4.302%, 07/01/2021	520	572
4.295%, 06/01/2021	3,624	4,007
4.230%, 01/01/2021	4,601	5,032
4.070%, 04/01/2019	1,155	1,227
4.066%, 07/01/2020	2,573	2,776
4.050%, 01/01/2021	1,000	1,091
4.040%, 06/01/2021	11,395	12,458
4.000%, 05/01/2026 to 04/01/2042	3,812	4,060
3.980%, 07/01/2021 to 08/01/2021	3,615	3,947
3.970%, 06/01/2021	1,958	2,136
3.890%, 01/01/2024	1,118	1,240
3.880%, 12/01/2020	91	98
3.870%, 09/01/2021	926	1,008
3.840%, 08/01/2021	6,796	7,382
3.800%, 01/01/2023	1,929	2,108
3.793%, 12/01/2020	7,827	8,432
3.770%, 08/01/2021	954	1,034
3.750%, 06/01/2022	1,232	1,343
3.739%, 06/01/2018	2,583	2,643
3.700%, 11/01/2020 to 09/01/2021	3,420	3,696
3.630%, 01/01/2018	2,335	2,376
3.580%, 12/01/2020	906	972
3.500%, 02/01/2045 to 01/01/2046	11,266	11,827
3.490%, 12/01/2020	6,495	6,920
3.470%, 11/01/2020	162	173
3.400%, 03/01/2022	3,649	3,921
3.260%, 12/01/2020	576	610
3.230%, 11/01/2020	1,566	1,657
3.210%, 09/01/2021	342	360
3.000%, 09/01/2027 to 03/01/2031	6,424	6,726
2.990%, 10/01/2017	3,135	3,162
2.940%, 06/01/2022	300	316
2.930%, 05/01/2022	707	744
2.733%, 11/01/2016 (A)	210	220
2.705%, 11/01/2016 (A)	373	385

SEI Daily Income Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.703%, 11/01/2016 (A)	$6	$6
2.630%, 02/01/2019	4,588	4,697
2.593%, 11/01/2016 (A)	145	147
2.580%, 08/01/2022	2,200	2,283
2.501%, 11/01/2016 (A)	68	72
2.487%, 11/01/2016 (A)	11	11
2.380%, 10/01/2019	8,520	8,746
2.360%, 04/01/2022	4,600	4,722
2.329%, 11/01/2016 (A)	77	79
2.310%, 10/01/2022	2,278	2,333
2.250%, 10/01/2022	4,033	4,110
2.220%, 10/01/2022	2,263	2,307
2.150%, 05/01/2022	4,752	4,828
FNMA REMIC, IO
4.000%, 07/15/2027	1,050	115
FNMA REMIC, Ser 1992-61, Cl FA
1.175%, 11/25/2016 (A)	41	41
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	17	18
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	9	10
FNMA REMIC, Ser 1994-77, Cl FB
2.025%, 11/25/2016 (A)	4	4
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/2017	1	1
FNMA REMIC, Ser 2002-53, Cl FK
0.925%, 11/25/2016 (A)	71	71
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	75	77
FNMA REMIC, Ser 2006-76, Cl QF
0.925%, 11/25/2016 (A)	596	596
FNMA REMIC, Ser 2006-79, Cl DF
0.875%, 11/25/2016 (A)	506	505
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	605	683
FNMA REMIC, Ser 2007-64, Cl FB
0.895%, 11/25/2016 (A)	3,537	3,542
FNMA REMIC, Ser 2008-16, Cl FA
1.225%, 11/25/2016 (A)	4,385	4,439
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/2022	5,462	5,849
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	2,692	2,923
FNMA REMIC, Ser 2012-111, Cl NI
3.500%, 10/25/2027	2,949	338
FNMA REMIC, Ser 2012-43, Cl AI
3.500%, 04/25/2027	10,483	1,122
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.457%, 05/25/2042 (A)	879	105
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	1,605	162

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2013-130, Cl FQ
0.734%, 06/25/2041 (A)	$9,298	$9,238
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.949%, 09/25/2027 (A)	8,274	680
FNMA REMIC, Ser 2015-42, Cl AI, IO
2.042%, 06/25/2055 (A)	5,150	358
FNMA REMIC, Ser 2015-57, Cl AB
3.000%, 08/25/2045	23,667	24,501
FNMA TBA
6.000%, 11/01/2037	2,200	2,522
3.500%, 11/01/2040	55,400	58,162
3.000%, 11/25/2026	44,925	47,013
2.500%, 11/25/2027	54,850	56,440
GNMA
6.500%, 04/15/2017 to 02/20/2039	406	467
6.000%, 07/15/2017 to 06/15/2041	9,426	10,873
5.500%, 10/15/2034 to 02/15/2041	3,471	3,935
5.000%, 09/15/2039 to 04/15/2041	2,228	2,491
4.000%, 07/15/2041 to 08/15/2041	227	244
GNMA TBA
6.000%, 11/01/2033	1,600	1,828
5.500%, 11/01/2033	500	565
3.000%, 11/01/2042 to 12/01/2042	71,000	73,926
GNMA, Ser 2010-57, Cl TI
5.000%, 05/20/2040	2,087	501
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	528	97

Total Mortgage-Backed Securities (Cost $686,769) ($ Thousands)		691,416

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.8%
FFCB
0.750%, 08/03/2017	40,000	40,035
FHLB
0.875%, 06/29/2018	8,850	8,850
0.800%, 07/27/2017	25,000	24,995
FHLMC
0.875%, 02/22/2017	88,715	88,839
0.750%, 01/12/2018	74,825	74,809
FNMA
1.250%, 01/30/2017 to 05/06/2021	29,275	29,223
1.000%, 08/28/2019	12,300	12,272
HUD
0.930%, 08/01/2017	7,000	7,016

Total U.S. Government Agency Obligations (Cost $285,842) ($ Thousands)		286,039

2	SEI Daily Income Trust / Quarterly Report / October 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

Short Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 14.9%
U.S. Treasury Inflation Indexed Bonds
2.125%, 01/15/2019	$36,325	$43,301
0.125%, 01/15/2023	52,250	55,302
U.S. Treasury Notes
0.875%, 04/30/2017	40,125	40,193

Total U.S. Treasury Obligations (Cost $138,413) ($ Thousands)		138,796

REPURCHASE AGREEMENTS (B) — 16.6%
BNP Paribas 0.340%, dated 10/31/2016, to be repurchased on 11/01/2016, repurchase price $77,000,727 (collateralized by various FFCB, FNMA, FMAC, and U.S. Treasury obligations, par values ranging from $1,000 - $49,998,999, 1.750% - 6.000%, 10/31/18 - 10/01/46; with total market value $78,540,000)	77,000	77,000
Deutsche Bank 0.370%, dated 10/31/2016, to be repurchased on 11/01/2016, repurchase price $76,800,789 (collateralized by a U.S. Treasury obligation, par value of $79,220,700, 1.625%, 05/15/26; with total market value $78,336,014)	76,800	76,800

Total Repurchase Agreements (Cost $153,800) ($ Thousands)		153,800

Total Investments — 136.7% (Cost $1,264,824) ($ Thousands) @		$1,270,051

A list of the open futures contracts held by the Fund at October 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(279)	Dec-2016	$193
U.S. 2-Year Treasury Note	120	Jan-2017	(23)
U.S. 5-Year Treasury Note	(545)	Jan-2017	306

			$476

For the period ended October 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $928,853 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

IO — Interest Only — face amount represents notional amount.

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

@	At October 31, 2016, the tax basis cost of the Fund’s investments was $1,264,824 and the unrealized appreciation and depreciation were $6,229 ($ Thousands) and $(1,002) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$691,416	$—	$691,416
U.S. Government Agency Obligations	—	286,039	—	286,039
U.S. Treasury Obligations	—	138,796	—	138,796
Repurchase Agreements	—	153,800	—	153,800

Total Investments in Securities	$—	$1,270,051	$—	$1,270,051

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$499	$—	$—	$499
Unrealized Depreciation	(23)	—	—	(23)

Total Other Financial Instruments	$476	$—	$—	$476

*	Futures contracts are valued at the net unrealized appreciation on the instruments.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 98.7%

Agency Mortgage-Backed Obligations — 98.7%
FHLMC REMIC, Ser 2013-4166, Cl PI
3.500%, 03/15/41	$964	$116
FHLMC TBA
4.500%, 11/14/35	2,500	2,732
FNMA
8.000%, 07/01/25 to 09/01/28	31	33
7.000%, 08/01/29 to 09/01/32	64	68
6.500%, 09/01/32	62	71
4.180%, 11/01/28	1,674	1,894
3.590%, 09/01/30	210	228
3.410%, 08/01/27	1,138	1,231
3.390%, 09/01/26	300	324
3.340%, 01/01/27	244	262
3.260%, 01/01/27 to 06/01/27	391	417
3.230%, 02/01/27	150	160
3.130%, 02/01/27	200	212
2.990%, 11/01/24	580	610
2.970%, 06/01/27	200	209
2.780%, 03/01/27	300	310
2.500%, 11/01/31	3,300	3,399
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	8	9
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	16	18
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	38	39
FNMA REMIC, Ser 2012-93, Cl IL
3.000%, 09/25/27	209	21
FNMA TBA
2.500%, 11/25/27	5,775	5,942
GNMA
10.000%, 10/15/18 to 09/15/19	3	3
9.500%, 08/15/17 to 10/15/20	10	10
9.000%, 12/15/17 to 05/15/22	36	37
8.500%, 02/15/17 to 05/15/17	1	—
8.000%, 04/15/17 to 03/15/32	217	240
7.750%, 10/15/26	24	27
7.500%, 02/15/27 to 10/15/35	183	216
7.250%, 01/15/28	49	53
7.000%, 04/15/19 to 11/15/33	1,973	2,335
6.750%, 11/15/27	10	12
6.500%, 10/15/23 to 10/15/38	685	798
6.000%, 12/15/27 to 12/15/40	1,436	1,647
5.500%, 01/15/33 to 02/15/41	2,616	2,997
5.000%, 06/15/33 to 01/20/45	7,391	8,275
4.500%, 08/15/33 to 01/20/46	6,084	6,591
4.000%, 03/20/40 to 02/20/46	7,622	8,203
3.875%, 05/15/42	1,567	1,686
3.500%, 03/20/41 to 11/20/46	30,519	32,397
3.000%, 10/15/42 to 08/15/45	4,835	5,036
2.500%, 04/20/45 to 02/20/46	1,390	1,406

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	$287	$336
GNMA TBA
5.500%, 11/01/33	(700)	(790)
5.000%, 11/01/33	(1,900)	(2,109)
4.500%, 11/15/39	500	540
4.000%, 11/01/35	14,550	15,613
3.500%, 11/15/41	3,200	3,389
3.000%, 11/01/42 to 12/01/42	18,550	19,314
2.500%, 11/01/43	700	707
GNMA, Ser 125, Cl VA
2.700%, 05/16/35 (A)	58	59
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	760	863
GNMA, Ser 2010-57, Cl TI
5.000%, 05/20/40	519	124
GNMA, Ser 2012-69, Cl AI
4.500%, 05/16/27	551	60
GNMA, Ser 2014-122, Cl IP
3.500%, 08/16/29	1,302	143
GNMA, Ser 2014-144, Cl BI
3.000%, 09/16/29	482	49
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/26	2,337	263
GNMA, Ser 2015-18, Cl IC
3.500%, 02/16/30	1,115	117
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/42	759	127

Total Mortgage-Backed Securities (Cost $126,853) ($ Thousands)		129,079

REPURCHASE AGREEMENTS (B) — 37.0%
BNP Paribas 0.340%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $22,000,208 (collateralized by various GNMA, FNMA and FMAC obligations, par values ranging from $1,000 - $44,803,800, 2.000% - 6.000%, 03/01/22 - 10/01/46; with total market value $22,440,001)	22,000	22,000
Deutsche Bank 0.370%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $26,400,271 (collateralized by various FNMA obligations, par values ranging from $227,421 - $25,573,998, 2.500% - 6.500%, 04/01/19 - 09/01/46; with total market value $26,928,000)	26,400	26,400

Total Repurchase Agreements (Cost $48,400) ($ Thousands)		48,400

Total Investments — 135.7% (Cost $175,253) ($ Thousands) @		$177,479

SEI Daily Income Trust / Quarterly Report / October 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2016

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	14	Dec-2016	$2
U.S. Long Treasury Bond	(2)	Dec-2016	6

			$8

For the period ended October 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on a Net Assets of $130,753 ($ Thousands).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2016. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount.

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

@	At October 31, 2016, the tax basis cost of the Fund’s investments was $175,253, and the unrealized appreciation and depreciation were $2,377 ($ Thousands) and $(151) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$129,079	$—	$129,079
Repurchase Agreements	—	48,400	—	48,400

Total Investments in Securities	$—	$177,479	$—	$177,479

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$8	$—	$—	$8
Unrealized Depreciation	—	—	—	—

Total Other Financial Instruments	$8	$—	$—	$8

*	Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2016

Item 2.    Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: December 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President

Date: December 28, 2016

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: December 28, 2016